CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Revenues	$ 33,455	$ 54,773	$ 100,355	$ 177,954
Cost of sales	33,133	41,202	99,130	166,412
Gross profit	322	13,571	1,225	11,542
Related party expenses:
Officer compensation						$ 111,000		$ 5,000
Board of Directors compensation						212,985
Office rent						5,500		5,500
Travel						7,597		2,608
Office expense						7,195		2,266
Other expenses						2,499
General & administrative expenses	87,673	290,442	230,122	493,600		93,389		45,131
Total operating expenses	87,673	290,442	230,122	493,600		440,165		60,505
Loss from operations	(87,351)	(276,871)	(228,897)	(482,058)		(440,165)		(60,505)
Other expense
Interest expense		6,151	231	20,758		(27,069)		(2,262)
Other income	(3,559)	(35,757)	(7,080)	(106,053)				1,404
Total other (income) expenses	(3,559)	(29,606)	(6,849)	(85,295)		(27,069)		(858)
Loss before income taxes	(83,791)	(247,265)	(222,048)	(396,763)
Net loss from operations	$ (83,791)	$ (247,265)	$ (222,048)	$ (396,763)		$ (467,234)		$ (61,363)
Earnings (loss) per common share:
Basic loss per share	$ (0.05)	$ (0.49)	$ (0.13)	$ (0.79)		$ (0.01)		$ (0.00)
Diluted loss per share	$ (0.05)	$ (0.49)	$ (0.13)	$ (0.79)		$ (0.01)		$ (0.00)
QDM Holdings Limited [Member]
Revenues					$ 221,289		$ 445,234
Cost of sales					200,011		409,998
Gross profit					21,278		35,236
Related party expenses:
General & administrative expenses					151,893		210,219
Total operating expenses					151,893		210,219
Loss from operations					(130,615)		(174,983)
Other expense
Finance costs					84		109
Other income					(105,616)		(107,697)
Total other (income) expenses					(105,532)		(107,588)
Loss before income taxes					(25,083)		(67,395)
Net loss from operations					(25,083)		(67,395)
Comprehensive loss					$ (25,083)		$ (67,395)
Earnings (loss) per common share:
Basic & diluted net loss per share					$ (0.81)		$ (55.11)
Weighted average basic & diluted shares outstanding					30,780		1,223
Preferred Stock [Member]
Earnings (loss) per common share:
Weighted average basic shares outstanding						1,721,233		304,110
Weighted average diluted shares outstanding						10,721,233		3,041,096
Weighted average basic & diluted shares outstanding	708,065	10,000	246,712	10,000
Common Stock [Member]
Earnings (loss) per common share:
Weighted average basic shares outstanding						51,325,129		51,287,214
Weighted average diluted shares outstanding						84,484,596		52,350,144
Weighted average basic & diluted shares outstanding	1,664,742	503,929	1,657,466	504,447